SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION	6 Months Ended
Jun. 30, 2012
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION
3.	SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

Inventories and Replacement Parts and Other Supplies — Inventory values include all costs directly associated with manufacturing products: materials, labor, and manufacturing overhead. These values are presented at the lower of cost or market. Costs of raw materials, work-in-progress, and finished goods are determined using the first-in, first-out method. Replacement parts and other supplies are stated using the average cost method and are reflected in Inventories and Intangibles and other assets on the accompanying condensed consolidated balance sheets (see also Note 4).

Inventories by major category include the following:

(Dollars in thousands)	June 30, 2012	December 31, 2011
Raw materials	$32,450	$27,953
Woodyard logs	8,902	5,931
Work-in-process	15,334	19,120
Finished goods	85,078	87,585
Replacement parts and other supplies	28,421	26,287

Inventories	$170,185	$166,876

During the second quarter ended June 30, 2012, raw materials inventories with a carrying value of $0.7 million, work-in-process inventories with a carrying value of $1.0 million, and finished goods inventories with a carrying value of $3.1 million were reduced to their fair value of $0, due to fire loss, the value of which is expected to be recovered by insurance claims.

Asset Retirement Obligations — In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, a liability and an asset are recorded equal to the present value of the estimated costs associated with the retirement of long-lived assets where a legal or contractual obligation exists. The liability is accreted over time, and the asset is depreciated over its useful life. Our asset retirement obligations under this standard relate to closure and post-closure costs for landfills. Revisions to the liability could occur due to changes in the estimated costs or timing of closure or possible new federal or state regulations affecting the closure.

On June 30, 2012, we had $0.8 million of restricted cash included in Intangibles and other assets in the accompanying condensed consolidated balance sheet related to an asset retirement obligation in the state of Michigan. This cash deposit is required by the state and may only be used for the future closure of a landfill.

The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying condensed consolidated balance sheets:

	Six Months Ended June 30,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	406	417
Settlement of existing liabilities	(106)	(104)
Adjustment to existing liabilities	419	(1,032)

Asset retirement obligations, June 30	$11,952	$12,941

In addition to the above obligations, we may be required to remove certain materials from our facilities or to remediate them in accordance with current regulations that govern the handling of certain hazardous or potentially hazardous materials. At this time, any such obligations have an indeterminate settlement date, and we believe that adequate information does not exist to reasonably estimate any such potential obligations. Accordingly, we will record a liability for such remediation when sufficient information becomes available to estimate the obligation.

Property, Plant, and Equipment — Property, plant, and equipment is stated at cost, net of accumulated depreciation. Interest is capitalized on projects meeting certain criteria and is included in the cost of the assets. The capitalized interest is depreciated over the same useful lives as the related assets. Expenditures for major repairs and improvements are capitalized, whereas normal repairs and maintenance are expensed as incurred. For the three-month and six-month periods ended June 30, 2012, interest costs of $1.1 million and $1.8 million, respectively, were capitalized. For the three-month and six-month periods ended June 30, 2011, interest costs of $0.7 million and $1.4 million, respectively, were capitalized.

Depreciation is computed using the straight-line method over the assets’ estimated useful lives. Depreciation expense was $31.4 million and $62.5 million for the three-month and six-month periods ended June 30, 2012, respectively, compared to $31.2 million and $62.1 million for the three-month and six-month periods ended June 30, 2011, respectively.